Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 30, 2012
Pension and Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations and Amounts Recognized in Other Comprehensive Income (Loss)
The following provides information on the pension plan and postretirement medical and life insurance plan as of December 30, 2012 and January 1, 2012, for the years ended December 30, 2012 and January 1, 2012.

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Change in projected benefit obligation:
Benefit obligation at beginning of period	$23,926	$6,461	$23,142	$6,413
Service cost	300	40	200	42
Interest cost	1,203	273	1,238	303
Actuarial loss	3,422	187	946	23
Benefits and expenses paid	(1,725)	(282)	(1,600)	(321)
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)

Projected benefit obligation at end of period	$27,126	$6,666	$23,926	$6,461

Change in plan assets:
Fair value of plan assets at beginning of period	$16,498	$—	$17,101	$—
Actual return on plan assets	2,353	—	(372)	—
Employer contributions	1,115	268	1,369	303
Employer implicit subsidy contribution	—	27	—	17
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)
Benefits paid	(1,402)	(282)	(1,295)	(321)
Expenses paid	(323)	—	(305)	—

Fair value of plan assets at end of period	$18,241	$—	$16,498	$—

Reconciliation of funded status:
Benefit obligation at end of period	$(27,126)	$(6,666)	$(23,926)	$(6,461)
Fair value of assets at end of period	18,241	—	16,498	—
Funded status	(8,885)	(6,666)	(7,428)	(6,461)
Unrecognized prior service cost	—	(1,525)	—	(2,155)
Unrecognized actuarial (gain) loss	8,294	220	6,289	206

Net accrued benefit cost	$(591)	$(7,971)	$(1,139)	$(8,410)

Balance sheet presentation:
Accrued liabilities	$—	$423	$—	$393
Pension and other postretirement benefit obligations	8,885	6,243	7,428	6,068
Accumulated other comprehensive income	(8,294)	1,305	(6,289)	1,949

Net accrued benefit cost	$591	$7,971	$1,139	$8,410

Components of net periodic benefit cost:
Service cost	$300	$40	$200	$42
Interest cost	1,203	273	1,238	303
Expected return on plan assets	(1,275)	—	(1,324)	—
Amortization of prior service cost	—	(457)	—	(457)
Amortization of unrecognized (gain) loss	382	—	82	—

Net periodic benefit cost	$610	$(144)	$196	$(112)

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss	$2,343	$187	$2,640	$23
Amortization of net actuarial loss	(383)	—	(83)	—
Amortization of prior service credit	—	457	—	457
Other adjustment	43	—	(240)	—

Total recognized in other comprehensive income	$2,003	$644	$2,317	$480

Comparison of obligations to plan assets:
Projected benefit obligation	$27,126	$6,666	$23,926	$6,461
Accumulated benefit obligation	27,126	6,666	23,926	6,461
Fair value of plan assets	18,241	—	16,498	—

Schedule of Assumptions Used
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	4.1%	3.6%	5.1%	4.4%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	7.7%	—	8.1%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021

The following assumptions were used to calculate the net periodic benefit cost for the Company's defined benefit pension and post retirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	5.1%	4.4%	5.7%	5.3%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	8.1%	—	8.5%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021

Schedule of Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

Postretirement
Year Ended December 30, 2012
Effect of 1% increase in health care cost trend rates
APBO	$7,092
Dollar change	$426
Percent change	6.4%
Effect of 1% decrease in health care cost trend rates
APBO	$6,308
Dollar change	$(358)
Percent change	(5.4)%

Schedule of Allocation of Plan Assets
The pension plan's assets by asset category are as follows:

	December 30, 2012		January 1, 2012
	Dollar	Percent	Dollar	Percent
Equity mutual funds	$12,299	67%	$10,105	61%
Fixed income mutual funds	5,320	29%	5,353	33%
Cash and cash equivalents	575	3%	346	2%
Other	47	1%	694	4%

Total	$18,241	100%	$16,498	100%

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid as follows:

	Pension	Postretirement
2013	$1,451	$430
2014	1,451	428
2015	1,498	433
2016	1,528	428
2017	1,536	393
2018-2022	7,942	1,743
Employer contribution expected to be paid during the year ending December 31, 2013	$1,147	$430

Schedule of Multiemployer Plans
The Company makes all required contributions to these plans as determined under the respective CBAs. For each of the plans listed below, the Company's contribution represented less than 5% of total contributions to the plan.

Pension Plan Name	EIN Number/ Plan Number	Zone Status		FIP/RP Status Pending/ Implemented	Contributions (in thousands)			Surcharge Imposed	Expiration Dates of CBAs
		2012	2011		2012	2011	2010
CWA/ITU Negotiated Pension Plan	13-6212879/001	Red	Red	Implemented	$13	$9	$8	No	Under negotiation
GCIU—Employer Retirement Benefit Plan (a)(b)	91-6024903/001	Red	Red	Implemented	89	87	89	No	11/14/2014
The Newspaper Guild International Pension Plan (a)	52-1082662/001	Red	Red	Implemented	49	130	146	No	09/30/2014

Total					$151	$226	$243

(a)	This plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.

(b)	During the fiscal year 2012 the Company accrued $1,185 related to this plan due to the discontinuance of press operations at its Suburban Chicago location.